Securities - Schedule of Fair Value of Debt Securities Measured and Equity Securities Designated at FVOCI (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [abstract]
Allowance for credit losses for debt securities measured at FVOCI	$ 23	$ 23